Segment Information - Information by Segment (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	[1]	$ 32,504	$ 60,029	$ 90,544	$ 92,533	$ 174,278
Other revenue		1,405	6,686		8,091
Operating segments
Disclosure of operating segments [line items]
Revenue		32,504	60,029	90,544	92,533	174,278
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Revenue		7,436	10,157	8,942	17,593	20,582
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue		558	891	1,045	1,449	2,137
Upstream | Operating segments
Disclosure of operating segments [line items]
Revenue		1,177	2,344	2,346	3,521	4,647
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue		4,117	6,476	8,827	10,592	18,359
Oil Products | Operating segments
Disclosure of operating segments [line items]
Revenue		21,596	44,297	75,837	65,893	141,888
Oil Products | Inter-segment
Disclosure of operating segments [line items]
Revenue		1,082	1,851	1,950	2,933	4,130
Chemicals | Operating segments
Disclosure of operating segments [line items]
Revenue		2,283	3,221	3,406	5,504	7,138
Chemicals | Inter-segment
Disclosure of operating segments [line items]
Revenue		475	875	1,088	1,350	2,054
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenue		12	11	13	22	24
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue		0	0	0	0	0
CCS Earnings
Disclosure of operating segments [line items]
CCS earnings		(18,343)	2,854	3,177	(15,490)	8,601
CCS Earnings | Integrated Gas
Disclosure of operating segments [line items]
CCS earnings		(7,959)	1,812	1,340	(6,147)	4,134
CCS Earnings | Upstream
Disclosure of operating segments [line items]
CCS earnings		(6,721)	(863)	1,435	(7,584)	3,059
CCS Earnings | Oil Products
Disclosure of operating segments [line items]
CCS earnings		(3,023)	2,211	1,299	(811)	2,523
CCS Earnings | Chemicals
Disclosure of operating segments [line items]
CCS earnings		164	146	(107)	311	345
CCS Earnings | Corporate
Disclosure of operating segments [line items]
CCS earnings		(805)	(453)	$ (789)	$ (1,258)	(1,460)
Previously stated | Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue						$ 1,989
Sales contract
Disclosure of operating segments [line items]
Reversal of gains on sales contracts		686	317
Purchase contract
Disclosure of operating segments [line items]
Reversal of losses on purchase contracts		$ 507	$ 76

[1]	See Note 2 “Segment information”.